Average Annual Total Returns - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index 2060 Fund	May 30, 2024
Fidelity Freedom Index 2060 Fund - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	19.91%
Past 5 years	10.78%
Since Inception	7.99%	[1]
Fidelity Freedom Index 2060 Fund - Investor Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	19.31%
Past 5 years	9.93%
Since Inception	7.24%	[1]
Fidelity Freedom Index 2060 Fund - Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.10%
Past 5 years	8.36%
Since Inception	6.24%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	12.24%
F1067
Average Annual Return:
Past 1 year	20.11%
Past 5 years	10.95%
Since Inception	8.14%

[1]	A From August 5, 2014 .